4 FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial investments [Abstract]
Schedule of financial investment
	Consolidated
	Current		Non Current
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
CDB - Certificate of bank deposit (1)	481,409	882,376
Government securities (2)	37,144	13,337
Time Deposit (3)				7,772
Usiminas shares(4)	2,114,620
Bonds(5)			95,719
	2,633,173	895,713	95,719	7,772

(1)     Financial investment with restricted modality and linked to Bank Certificate of Deposit to secure a letter of guarantee from financial institutions.

(2)     Investments in National Treasury Bills (LFT) managed by its exclusive funds.

(3)     As of December 31, 2019, the investments in Time Deposit in custody to cover additional expenses of the sale of LLC was fully redeemed.

(4)     In December 2019, the Company opted to reclassify Usiminas' investment to current assets (see notes 8.f and 12.II), and part of the shares guarantees a portion of the Company's debt.

(5)     Bonds with Fibra Bank due in February 2028.